Allowance for expected credit losses - Disclosure of Application of Judgement in Adjustments to Modelled ECL (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	£ 5,117	£ 4,903
Modelled ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	3,772	3,565
Individually assessed
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	1,100	1,008
Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	3	135
Judgements due to COVID-19
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets		1
Inflation And Interest Rate Risk [Member]
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	242	195
UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	1,331	1,209
UK mortgages | Modelled ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	1,082	946
UK mortgages | Individually assessed
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
UK mortgages | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	163	214
UK mortgages | Inflation And Interest Rate Risk [Member]
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	86	49
Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	769	763
Credit cards | Modelled ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	718	698
Credit cards | Individually assessed
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Credit cards | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	(49)	(28)
Credit cards | Inflation And Interest Rate Risk [Member]
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	100	93
Other Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	1,030	1,016
Other Retail | Modelled ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	945	903
Other Retail | Individually assessed
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Other Retail | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	29	60
Other Retail | Inflation And Interest Rate Risk [Member]
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	56	53
Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	1,943	1,869
Commercial Banking | Modelled ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	983	972
Commercial Banking | Individually assessed
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	1,100	1,008
Commercial Banking | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	(140)	(111)
Commercial Banking | Inflation And Interest Rate Risk [Member]
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	44	46
Other | Modelled ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	44	46
Other | Individually assessed
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Other | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Other | Inflation And Interest Rate Risk [Member]
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	£ 0	£ 0